Schedule of components of loss before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
U.S. loss	$ (2,783,583)	$ (1,741,678)	$ (3,843,380)
Foreign loss	(8,657,975)	(4,083,710)	(4,088,153)
LOSS BEFORE INCOME TAXES	$ (11,441,558)	$ (5,825,388)	$ (7,931,533)